SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES (Details) - Convertible Promissory Notes [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2022	$ 3,311,707
2023	1,861,816
Total	$ 5,173,523	$ 141,103